John Hancock
Multimanager Lifestyle Portfolios
Quarterly portfolio holdings 3/31/2021

Portfolios' investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors U.S. LLC	(Allianz)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pictet Asset Management SA	(Pictet)
Redwood Investments, LLC	(Redwood)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Unigestion (UK) Limited	(Unigestion)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 3-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 93.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	4,330,795	$244,430,051
Capital Appreciation, Class NAV, JHF II (Jennison)	6,370,102	127,338,343
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	13,829,450	157,932,315
Disciplined Value, Class NAV, JHF III (Boston Partners)	7,708,233	184,380,935
Disciplined Value International, Class NAV, JHIT (Boston Partners)	15,934,330	223,558,656
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	17,225,600	257,867,227
Equity Income, Class NAV, JHF II (T. Rowe Price)	14,063,621	294,914,127
Financial Industries, Class NAV, JHIT II (MIM US) (B)	2,786,339	58,624,573
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,525,139	32,448,034
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,977,485	273,452,115
Global Equity, Class NAV, JHF II (MIM US) (B)	4,989,808	69,408,235
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	6,335,420	91,483,463
International Dynamic Growth, Class NAV, JHIT (Axiom)	3,110,930	46,197,305
International Growth, Class NAV, JHF III (Wellington)	3,705,828	140,784,398
International Small Company, Class NAV, JHF II (DFA)	9,764,660	121,472,372
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	29,159,207	319,293,318
Mid Cap Stock, Class NAV, JHF II (Wellington)	7,833,317	215,572,874
Mid Value, Class NAV, JHF II (T. Rowe Price)	13,603,488	254,793,337
Multifactor Emerging Markets ETF, JHETF (DFA)	2,595,352	79,443,725
Small Cap Core, Class NAV, JHIT (MIM US) (B)	7,449,672	136,031,014
Small Cap Growth, Class NAV, JHF II (Redwood)	3,688,846	91,741,591
Small Cap Value, Class NAV, JHF II (Wellington)	4,918,859	113,822,395
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	18,720,620	207,424,470
Alternative and specialty - 6.7%
Diversified Macro, Class NAV, JHIT (Graham)	4,211,905	39,002,244
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	12,231,360	123,536,734
Health Sciences, Class NAV, JHF II (T. Rowe Price)	11,277,639	66,425,292
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	8,086,847	40,919,448

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,772,419,508)		$4,012,298,591
2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	215,623	$141,055

TOTAL COMMON STOCKS (Cost $91,715)		$141,055
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (F)	1,023	1,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)		$1,023
Total investments (Cost $2,772,512,246) - 100.0%		$4,012,440,669
Other assets and liabilities, net - 0.0%		28,708
TOTAL NET ASSETS - 100.0%		$4,012,469,377
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 3-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.0%
Equity - 76.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	10,347,704	$584,024,417
Capital Appreciation, Class NAV, JHF II (Jennison)	15,561,714	311,078,655
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	41,462,816	473,505,355
Disciplined Value, Class NAV, JHF III (Boston Partners)	18,944,523	453,153,002
Disciplined Value International, Class NAV, JHIT (Boston Partners)	36,372,996	510,313,134
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	31,013,667	464,274,596
Equity Income, Class NAV, JHF II (T. Rowe Price)	33,814,630	709,092,787
Financial Industries, Class NAV, JHIT II (MIM US) (B)	6,685,167	140,655,906
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	9,864,836	126,763,144
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	7,293,456	501,425,120
Global Equity, Class NAV, JHF II (MIM US) (B)	14,870,491	206,848,534
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	13,402,409	193,530,793
International Dynamic Growth, Class NAV, JHIT (Axiom)	6,090,963	90,450,806
International Growth, Class NAV, JHF III (Wellington)	8,024,974	304,868,758
International Small Company, Class NAV, JHF II (DFA)	22,143,398	275,463,870
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	71,134,597	778,923,837
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Mid Cap Stock, Class NAV, JHF II (Wellington)	18,383,872	$505,924,169
Mid Value, Class NAV, JHF II (T. Rowe Price)	31,663,915	593,065,134
Multifactor Emerging Markets ETF, JHETF (DFA)	6,577,855	201,348,142
Small Cap Core, Class NAV, JHIT (MIM US) (B)	17,830,210	325,579,631
Small Cap Growth, Class NAV, JHF II (Redwood)	7,315,081	181,926,053
Small Cap Value, Class NAV, JHF II (Wellington)	10,628,090	245,933,998
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	46,128,587	511,104,740
Fixed income - 16.0%
Bond, Class NAV, JHSB (MIM US) (B)	30,773,743	498,842,377
Core Bond, Class NAV, JHF II (Wells Capital)	25,831,395	332,708,365
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	25,044,989	227,658,953
Floating Rate Income, Class NAV, JHF II (Bain Capital)	20,882,179	172,069,152
High Yield, Class NAV, JHBT (MIM US) (B)	67,207,255	229,848,812
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	30,056,041	339,032,141
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	1,173,099	13,279,485
Alternative and specialty - 6.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	5,551,241	56,844,710
Diversified Macro, Class NAV, JHIT (Graham)	8,989,828	83,245,812
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	30,653,987	309,605,268
Health Sciences, Class NAV, JHF II (T. Rowe Price)	29,065,754	171,197,291
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	17,166,555	86,862,770

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,284,737,235)		$11,210,449,717
UNAFFILIATED INVESTMENT COMPANIES - 1.0%
Fixed income - 1.0%
Fidelity Inflation Protected Bond Index Fund	10,367,420	112,693,857

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $102,019,231)		$112,693,857
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	489,868	320,461

TOTAL COMMON STOCKS (Cost $208,371)		$320,461
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (F)	1,023	1,023
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)	$1,023
Total investments (Cost $8,386,965,860) - 100.0%	$11,323,465,058
Other assets and liabilities, net - 0.0%	584,104
TOTAL NET ASSETS - 100.0%	$11,324,049,162
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 3-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.4%
Equity - 57.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	7,024,362	$396,455,000
Capital Appreciation, Class NAV, JHF II (Jennison)	9,921,552	198,331,815
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	41,307,010	471,726,051
Disciplined Value, Class NAV, JHF III (Boston Partners)	12,758,525	305,183,929
Disciplined Value International, Class NAV, JHIT (Boston Partners)	23,613,155	331,292,569
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	17,964,058	268,921,951
Equity Income, Class NAV, JHF II (T. Rowe Price)	22,857,660	479,325,135
Financial Industries, Class NAV, JHIT II (MIM US) (B)	4,682,646	98,522,868
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	10,770,998	138,407,319
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	5,004,562	344,063,610
Global Equity, Class NAV, JHF II (MIM US) (B)	14,262,094	198,385,728
Global Shareholder Yield, Class NAV, JHF III (Epoch)	4,574,708	53,981,557
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	6,897,504	99,599,951
International Dynamic Growth, Class NAV, JHIT (Axiom)	4,967,036	73,760,478
International Growth, Class NAV, JHF III (Wellington)	4,985,086	189,383,405
International Small Company, Class NAV, JHF II (DFA)	11,995,267	149,221,125
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	44,896,784	491,619,780
Mid Cap Stock, Class NAV, JHF II (Wellington)	11,187,918	307,891,507
Mid Value, Class NAV, JHF II (T. Rowe Price)	20,533,629	384,594,870
Multifactor Emerging Markets ETF, JHETF (DFA)	3,854,761	117,994,234
Small Cap Core, Class NAV, JHIT (MIM US) (B)	11,480,890	209,641,046
Small Cap Growth, Class NAV, JHF II (Redwood)	5,178,401	128,786,821
Small Cap Value, Class NAV, JHF II (Wellington)	7,629,521	176,547,106
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	40,962,250	$453,861,729
Fixed income - 34.6%
Bond, Class NAV, JHSB (MIM US) (B)	56,360,400	913,602,076
Core Bond, Class NAV, JHF II (Wells Capital)	50,497,426	650,406,846
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	44,821,916	407,431,217
Floating Rate Income, Class NAV, JHF II (Bain Capital)	42,409,850	349,457,163
High Yield, Class NAV, JHBT (MIM US) (B)	127,166,973	434,911,048
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	11,616,446	116,745,287
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	67,571,122	762,202,258
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	2,184,946	24,733,592
Alternative and specialty - 5.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	5,123,072	52,460,253
Diversified Macro, Class NAV, JHIT (Graham)	5,607,772	51,927,967
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	24,128,656	243,699,430
Health Sciences, Class NAV, JHF II (T. Rowe Price)	20,219,913	119,095,288
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,990,385	53,447,029
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	10,656,904	53,923,934

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,117,749,281)		$10,301,542,972
UNAFFILIATED INVESTMENT COMPANIES - 2.6%
Equity - 0.0%
Fidelity International Index Fund	66,077	3,118,186
Fixed income - 2.6%
Fidelity Inflation Protected Bond Index Fund	25,452,624	276,670,020

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $253,480,944)		$279,788,206
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	303,543	198,569

TOTAL COMMON STOCKS (Cost $129,117)		$198,569
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (F)	1,023	1,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)		$1,023
Total investments (Cost $8,371,360,365) - 100.0%		$10,581,530,770
Other assets and liabilities, net - (0.0%)		(199,302)
TOTAL NET ASSETS - 100.0%		$10,581,331,468
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 3-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.6%
Equity - 38.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,273,641	$71,884,317
Capital Appreciation, Class NAV, JHF II (Jennison)	1,550,611	30,996,719
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	13,262,872	151,461,998
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,442,101	58,415,059
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,665,619	51,428,629
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,953,896	29,249,821
Equity Income, Class NAV, JHF II (T. Rowe Price)	4,440,420	93,115,605
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	3,112,938	40,001,247
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	987,921	67,919,543
Global Equity, Class NAV, JHF II (MIM US) (B)	3,304,422	45,964,508
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,218,936	37,983,441
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,027,934	15,264,813
International Growth, Class NAV, JHF III (Wellington)	911,940	34,644,584
International Small Company, Class NAV, JHF II (DFA)	2,115,174	26,312,769
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,345,080	113,278,631
Mid Cap Stock, Class NAV, JHF II (Wellington)	2,084,516	57,365,883
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,438,153	64,396,611
Multifactor Emerging Markets ETF, JHETF (DFA)	769,388	23,550,967
Small Cap Core, Class NAV, JHIT (MIM US) (B)	680,863	12,432,550
Small Cap Growth, Class NAV, JHF II (Redwood)	1,341,084	33,352,753
Small Cap Value, Class NAV, JHF II (Wellington)	1,589,241	36,775,035
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,546,624	83,616,589
Fixed income - 51.9%
Bond, Class NAV, JHSB (MIM US) (B)	23,286,406	377,472,644
Core Bond, Class NAV, JHF II (Wells Capital)	30,493,345	392,754,285
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	19,399,061	176,337,463
Floating Rate Income, Class NAV, JHF II (Bain Capital)	16,885,800	139,138,993
High Yield, Class NAV, JHBT (MIM US) (B)	45,901,544	156,983,280
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	8,832,347	88,765,086
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	22,950,406	258,880,581
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	786,326	$8,901,205
Alternative and specialty - 5.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	2,340,611	23,967,857
Alternative Risk Premia, Class NAV, JHIT (Unigestion) (E)	3,051,677	25,328,917
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	5,541,345	55,967,584
Infrastructure, Class NAV, JHIT (Wellington)	1,118,091	15,597,368
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,387,729	46,992,583

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,524,598,117)		$2,946,499,918
UNAFFILIATED INVESTMENT COMPANIES - 4.4%
Equity - 0.5%
Fidelity International Index Fund	323,349	15,258,827
Fixed income - 3.9%
Fidelity Inflation Protected Bond Index Fund	11,149,914	121,199,563

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $121,527,064)		$136,458,390
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	50,910	33,304

TOTAL COMMON STOCKS (Cost $21,655)		$33,304
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (F)	1,023	1,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)		$1,023
Total investments (Cost $2,646,147,859) - 100.0%		$3,082,992,635
Other assets and liabilities, net - 0.0%		607,634
TOTAL NET ASSETS - 100.0%		$3,083,600,269
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 3-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.4%
Equity - 16.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	292,524	$16,510,034
Capital Appreciation, Class NAV, JHF II (Jennison)	355,542	7,107,281
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	5,191,570	59,287,724
Disciplined Value, Class NAV, JHF III (Boston Partners)	587,407	14,050,776
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,290,113	$18,100,280
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,423,205	21,305,374
Equity Income, Class NAV, JHF II (T. Rowe Price)	964,945	20,234,905
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,378,298	17,711,125
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	152,108	10,457,430
Global Equity, Class NAV, JHF II (MIM US) (B)	1,523,566	21,192,799
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,362,773	16,080,719
International Dynamic Growth, Class NAV, JHIT (Axiom)	346,420	5,144,341
International Growth, Class NAV, JHF III (Wellington)	300,744	11,425,251
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,272,265	68,681,303
Mid Cap Stock, Class NAV, JHF II (Wellington)	766,480	21,093,536
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,250,481	23,421,500
Small Cap Growth, Class NAV, JHF II (Redwood)	598,795	14,892,036
Small Cap Value, Class NAV, JHF II (Wellington)	689,821	15,962,451
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,969,848	32,905,915
Fixed income - 69.3%
Bond, Class NAV, JHSB (MIM US) (B)	27,467,141	445,242,348
Core Bond, Class NAV, JHF II (Wells Capital)	35,563,660	458,059,939
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	19,236,691	174,861,526
Floating Rate Income, Class NAV, JHF II (Bain Capital)	16,547,764	136,353,577
High Yield, Class NAV, JHBT (MIM US) (B)	43,639,837	149,248,243
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	9,958,223	100,080,140
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	21,944,933	247,538,843
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	628,956	7,119,786
Alternative and specialty - 7.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	2,423,481	24,816,442
Alternative Risk Premia, Class NAV, JHIT (Unigestion) (E)	3,173,695	26,341,667
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,975,054	40,148,044
Infrastructure, Class NAV, JHIT (Wellington)	3,090,161	43,107,742
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,634,160	49,631,848

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,140,197,965)		$2,318,114,925
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 6.5%
Equity - 0.4%
Fidelity International Index Fund	196,837	$9,288,720
Fixed income - 6.1%
Fidelity Inflation Protected Bond Index Fund	13,926,320	151,379,095

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $143,600,670)		$160,667,815
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (F)	1,023	1,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)		$1,023
Total investments (Cost $2,283,799,658) - 99.9%		$2,478,783,763
Other assets and liabilities, net - 0.1%		1,610,797
TOTAL NET ASSETS - 100.0%		$2,480,394,560
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Restricted security as to resale.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Non-income producing.
(F)	The rate shown is the annualized seven-day yield as of 3-31-21.
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

Notes to Portfolios' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of March 31, 2021, by major security category or type:
	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$4,012,298,591	$4,012,298,591	—	—
Common stocks	141,055	—	—	$141,055
Short-term investments	1,023	1,023	—	—
Total investments in securities	$4,012,440,669	$4,012,299,614	—	$141,055

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$11,210,449,717	$11,210,449,717	—	—
Unaffiliated investment companies	112,693,857	112,693,857	—	—
Common stocks	320,461	—	—	$320,461
Short-term investments	1,023	1,023	—	—
Total investments in securities	$11,323,465,058	$11,323,144,597	—	$320,461

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$10,301,542,972	$10,301,542,972	—	—
Unaffiliated investment companies	279,788,206	279,788,206	—	—
Common stocks	198,569	—	—	$198,569
Short-term investments	1,023	1,023	—	—
Total investments in securities	$10,581,530,770	$10,581,332,201	—	$198,569

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
|	7

	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Moderate Portfolio (continued)
Affiliated investment companies	$2,946,499,918	$2,946,499,918	—	—
Unaffiliated investment companies	136,458,390	136,458,390	—	—
Common stocks	33,304	—	—	$33,304
Short-term investments	1,023	1,023	—	—
Total investments in securities	$3,082,992,635	$3,082,959,331	—	$33,304

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,318,114,925	$2,318,114,925	—	—
Unaffiliated investment companies	160,667,815	160,667,815	—	—
Short-term investments	1,023	1,023	—	—
Total investments in securities	$2,478,783,763	$2,478,783,763	—	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	4,330,795	$241,435,972	$1,858,401	—	—	$1,135,678	—	—	$244,430,051
Capital Appreciation	6,370,102	140,710,394	10,000	$(9,354,493)	$114,555	(4,142,113)	—	—	127,338,343
Capital Appreciation Value	13,829,450	145,578,445	8,091,530	(1,902,229)	15,198	6,149,371	—	—	157,932,315
Disciplined Value	7,708,233	154,064,763	11,203,354	(4,163,558)	343,437	22,932,939	—	—	184,380,935
Disciplined Value International	15,934,330	186,899,252	22,096,294	(1,605,863)	37,056	16,131,917	—	—	223,558,656
Diversified Macro	4,211,905	36,346,348	3,191,654	—	—	(535,758)	—	—	39,002,244
Diversified Real Assets	12,231,360	110,630,304	1,601,222	—	—	11,305,208	—	—	123,536,734
Emerging Markets Equity	17,225,600	263,314,414	9,707,844	(20,134,562)	5,316,872	(337,341)	—	—	257,867,227
Equity Income	14,063,621	253,856,305	9,135,358	(1,527,209)	52,744	33,396,929	$879,278	—	294,914,127
Financial Industries	2,786,339	56,126,273	—	(5,206,695)	879,750	6,825,245	—	—	58,624,573
Fundamental Global Franchise	2,525,139	30,957,680	683,831	(90,237)	1,388	895,372	—	—	32,448,034
Fundamental Large Cap Core	3,977,485	259,177,694	—	(9,650,109)	2,954,821	20,969,709	—	—	273,452,115
Global Equity	4,989,808	65,619,026	1,486,069	(1,793,048)	57,335	4,038,853	—	—	69,408,235
Global Shareholder Yield	—	37,199,522	—	(38,506,562)	8,689,374	(7,382,334)	—	—	—
8	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Thematic Opportunities	6,335,420	$86,536,417	$104,164	$(291,009)	$10,197	$5,123,694	—	—	$91,483,463
Health Sciences	11,277,639	64,741,730	3,865,225	(1,317,522)	(27,043)	(837,098)	—	—	66,425,292
International Dynamic Growth	3,110,930	43,785,768	4,232,813	(2,833,068)	211,615	800,177	—	—	46,197,305
International Growth	3,705,828	143,109,614	—	(7,304,055)	2,444,078	2,534,761	—	—	140,784,398
International Small Company	9,764,660	116,091,299	—	(1,339,699)	225,494	6,495,278	—	—	121,472,372
International Strategic Equity Allocation	29,159,207	311,341,384	646,290	(2,895,630)	108,239	10,093,035	—	—	319,293,318
Mid Cap Stock	7,833,317	200,257,491	15,903,403	(6,196,236)	156,786	5,451,430	—	—	215,572,874
Mid Value	13,603,488	215,038,872	22,623,569	(14,031,613)	278,012	30,884,497	—	—	254,793,337
Multifactor Emerging Markets ETF	2,595,352	77,903,352	1,821,688	(3,981,448)	706,958	2,993,175	—	—	79,443,725
Multifactor Mid Cap ETF	—	39,079,470	1,226	(41,895,156)	10,431,242	(7,616,782)	—	—	—
Multifactor Small Cap ETF	—	29,087,786	1,145	(32,107,461)	7,648,290	(4,629,760)	—	—	—
Science & Technology	8,086,847	49,911,519	1,059,459	(11,443,096)	890,762	500,804	—	—	40,919,448
Small Cap Core	7,449,672	99,517,037	24,734,813	(7,037,765)	414,960	18,401,969	—	—	136,031,014
Small Cap Growth	3,688,846	90,551,213	—	(7,071,074)	1,956,399	6,305,053	—	—	91,741,591
Small Cap Value	4,918,859	108,582,256	—	(10,886,175)	1,517,115	14,609,199	—	—	113,822,395
U.S. Sector Rotation	18,720,620	196,596,745	—	(1,624,254)	118,364	12,333,615	—	—	207,424,470
					$45,553,998	$214,826,722	$879,278	—	$4,012,298,591
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	5,551,241	$52,116,377	$6,646,917	$(834,626)	$(13,457)	$(1,070,501)	—	—	$56,844,710
Blue Chip Growth	10,347,704	588,825,566	2,285,363	(10,376,685)	528,197	2,761,976	—	—	584,024,417
Bond	30,773,743	432,795,788	83,157,582	—	—	(17,110,993)	$3,597,606	—	498,842,377
Capital Appreciation	15,561,714	351,624,404	10,000	(31,283,129)	792,857	(10,065,477)	—	—	311,078,655
Capital Appreciation Value	41,462,816	446,043,343	15,233,498	(6,481,202)	23,497	18,686,219	—	—	473,505,355
Core Bond	25,831,395	310,245,640	39,531,048	(5,886,056)	(392,338)	(10,789,929)	112,845	—	332,708,365
Disciplined Value	18,944,523	391,279,444	13,254,270	(10,055,495)	878,498	57,796,285	—	—	453,153,002
Disciplined Value International	36,372,996	433,849,147	44,931,888	(5,980,350)	158,225	37,354,224	—	—	510,313,134
Diversified Macro	8,989,828	79,957,657	4,337,192	—	—	(1,049,037)	—	—	83,245,812
|	9

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Diversified Real Assets	30,653,987	$280,515,171	$5,266,090	$(4,484,345)	$(285,985)	$28,594,337	—	—	$309,605,268
Emerging Markets Debt	25,044,989	223,545,800	18,107,217	(1,734,256)	(114,332)	(12,145,476)	$2,251,787	—	227,658,953
Emerging Markets Equity	31,013,667	482,773,036	22,163,957	(50,827,269)	15,357,259	(5,192,387)	—	—	464,274,596
Equity Income	33,814,630	624,156,090	16,318,772	(12,946,474)	583,912	80,980,487	2,122,656	—	709,092,787
Financial Industries	6,685,167	136,776,946	170,705	(14,932,759)	2,677,862	15,963,152	—	—	140,655,906
Floating Rate Income	20,882,179	127,989,497	42,685,504	—	—	1,394,151	1,320,572	—	172,069,152
Fundamental Global Franchise	9,864,836	106,122,740	18,267,786	(799,757)	(847)	3,173,222	—	—	126,763,144
Fundamental Large Cap Core	7,293,456	485,352,680	—	(28,208,061)	8,377,127	35,903,374	—	—	501,425,120
Global Equity	14,870,491	194,444,822	7,361,348	(7,090,712)	148,203	11,984,873	—	—	206,848,534
Global Shareholder Yield	—	133,527,265	—	(138,205,488)	30,907,215	(26,228,992)	—	—	—
Global Thematic Opportunities	13,402,409	188,928,182	1,319,989	(7,870,550)	432,997	10,720,175	—	—	193,530,793
Health Sciences	29,065,754	172,460,729	7,366,511	(6,657,694)	197,305	(2,169,560)	—	—	171,197,291
High Yield	67,207,255	183,504,014	47,120,199	—	—	(775,401)	2,771,901	—	229,848,812
International Dynamic Growth	6,090,963	87,540,372	9,102,130	(8,352,041)	1,405,772	754,573	—	—	90,450,806
International Growth	8,024,974	312,795,742	305,086	(19,340,074)	8,253,571	2,854,433	—	—	304,868,758
International Small Company	22,143,398	268,014,917	92,898	(8,014,207)	1,225,002	14,145,260	—	—	275,463,870
International Strategic Equity Allocation	71,134,597	777,109,249	—	(23,907,073)	2,040,612	23,681,049	—	—	778,923,837
Mid Cap Stock	18,383,872	485,777,037	33,537,074	(27,442,610)	759,694	13,292,974	—	—	505,924,169
Mid Value	31,663,915	513,676,960	36,231,357	(30,516,803)	885,989	72,787,631	—	—	593,065,134
Multifactor Emerging Markets ETF	6,577,855	203,091,928	4,157,527	(15,650,815)	2,821,590	6,927,912	—	—	201,348,142
Multifactor Mid Cap ETF	—	85,149,076	6,884	(91,243,220)	22,516,077	(16,428,817)	—	—	—
Multifactor Small Cap ETF	—	72,531,534	17,299	(80,067,637)	19,180,496	(11,661,692)	—	—	—
Science & Technology	17,166,555	118,138,742	1,206,854	(35,932,083)	3,529,424	(80,167)	—	—	86,862,770
Short Duration Credit Opportunities	—	87,735,193	337,196	(87,997,217)	2,221,149	(2,296,321)	337,196	—	—
Small Cap Core	17,830,210	237,748,294	58,811,445	(16,032,145)	1,216,116	43,835,921	—	—	325,579,631
10	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Growth	7,315,081	$185,365,817	—	$(20,462,819)	$6,321,065	$10,701,990	—	—	$181,926,053
Small Cap Value	10,628,090	234,612,335	$121,550	(23,875,430)	3,486,972	31,588,571	—	—	245,933,998
Strategic Income Opportunities	30,056,041	320,346,735	25,621,756	(3,902,640)	(44,898)	(2,988,812)	$2,226,059	—	339,032,141
U.S. High Yield Bond	1,173,099	36,109,268	146,765	(23,192,933)	3,369,611	(3,153,226)	146,764	—	13,279,485
U.S. Sector Rotation	46,128,587	494,733,202	—	(14,715,640)	844,903	30,242,275	—	—	511,104,740
					$140,289,340	$432,918,276	$14,887,386	—	$11,210,449,717
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	5,123,072	$50,392,278	$4,073,041	$(977,707)	$(13,702)	$(1,013,657)	—	—	$52,460,253
Asia Pacific Total Return Bond	—	86,137,167	—	(85,445,931)	5,985,826	(6,677,062)	—	—	—
Blue Chip Growth	7,024,362	421,375,291	10,000	(27,575,689)	3,737,122	(1,091,724)	—	—	396,455,000
Bond	56,360,400	895,539,428	56,701,550	(5,555,921)	(121,352)	(32,961,629)	$6,998,306	—	913,602,076
Capital Appreciation	9,921,552	236,039,135	10,000	(31,800,301)	419,956	(6,336,975)	—	—	198,331,815
Capital Appreciation Value	41,307,010	450,889,439	9,895,295	(7,668,521)	113,434	18,496,404	—	—	471,726,051
Core Bond	50,497,426	634,988,865	40,961,940	(3,324,048)	(220,315)	(21,999,596)	220,599	—	650,406,846
Disciplined Value	12,758,525	271,604,213	2,350,247	(8,793,728)	1,093,408	38,929,789	—	—	305,183,929
Disciplined Value International	23,613,155	294,961,646	17,421,554	(5,671,721)	137,712	24,443,378	—	—	331,292,569
Diversified Macro	5,607,772	52,401,800	326,833	(178,779)	(12,299)	(609,588)	—	—	51,927,967
Diversified Real Assets	24,128,656	219,049,178	6,571,121	(3,903,357)	(269,328)	22,251,816	—	—	243,699,430
Emerging Markets Debt	44,821,916	392,180,680	41,042,843	(4,108,377)	(104,933)	(21,578,996)	4,023,618	—	407,431,217
Emerging Markets Equity	17,964,058	282,489,538	14,166,129	(33,872,765)	11,765,858	(5,626,809)	—	—	268,921,951
Equity Income	22,857,660	437,764,830	1,435,865	(16,366,663)	1,743,025	54,748,078	1,435,865	—	479,325,135
Financial Industries	4,682,646	97,819,831	220,093	(12,637,092)	2,241,661	10,878,375	—	—	98,522,868
Floating Rate Income	42,409,850	229,653,216	117,291,207	—	—	2,512,740	2,604,578	—	349,457,163
Fundamental Global Franchise	10,770,998	114,047,323	23,516,304	(2,564,028)	18,532	3,389,188	—	—	138,407,319
Fundamental Large Cap Core	5,004,562	337,191,208	—	(23,502,540)	6,787,497	23,587,445	—	—	344,063,610
Global Equity	14,262,094	171,584,044	23,961,400	(8,330,371)	446,034	10,724,621	—	—	198,385,728
Global Shareholder Yield	4,574,708	120,045,359	374,080	(72,080,327)	15,423,154	(9,780,709)	374,079	—	53,981,557
|	11

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Thematic Opportunities	6,897,504	$99,068,099	$123,555	$(5,388,425)	$476,200	$5,320,522	—	—	$99,599,951
Health Sciences	20,219,913	129,169,642	1,838,736	(10,803,691)	482,464	(1,591,863)	—	—	119,095,288
High Yield	127,166,973	333,070,843	103,216,875	—	—	(1,376,670)	$5,228,964	—	434,911,048
International Dynamic Growth	4,967,036	72,346,688	6,363,605	(6,856,695)	1,806,323	100,557	—	—	73,760,478
International Growth	4,985,086	222,625,537	—	(41,241,374)	17,693,601	(9,694,359)	—	—	189,383,405
International Small Company	11,995,267	148,099,668	—	(7,300,809)	1,204,724	7,217,542	—	—	149,221,125
International Strategic Equity Allocation	44,896,784	496,863,808	784,505	(22,443,942)	1,865,041	14,550,368	—	—	491,619,780
Mid Cap Stock	11,187,918	300,617,443	27,776,995	(29,118,335)	356,447	8,258,957	—	—	307,891,507
Mid Value	20,533,629	322,054,109	42,685,260	(25,830,926)	690,268	44,996,159	—	—	384,594,870
Multi-Asset High Income	4,990,385	52,451,443	1,666,095	(914,780)	(3,358)	247,629	518,558	—	53,447,029
Multifactor Emerging Markets ETF	3,854,761	120,972,359	2,008,731	(10,801,141)	1,947,073	3,867,212	—	—	117,994,234
Multifactor Mid Cap ETF	—	68,969,680	1,633	(73,904,514)	18,625,991	(13,692,790)	—	—	—
Multifactor Small Cap ETF	—	51,838,180	2,567	(57,199,110)	14,210,715	(8,852,352)	—	—	—
Science & Technology	10,656,904	79,994,978	—	(28,477,879)	4,267,637	(1,860,802)	—	—	53,923,934
Short Duration Bond	11,616,446	—	116,970,770	—	—	(225,483)	232,149	—	116,745,287
Short Duration Credit Opportunities	—	227,641,588	877,972	(228,314,072)	2,363,769	(2,569,257)	877,972	—	—
Small Cap Core	11,480,890	152,855,198	40,133,061	(12,367,240)	804,811	28,215,216	—	—	209,641,046
Small Cap Growth	5,178,401	133,289,701	—	(16,687,169)	5,167,472	7,016,817	—	—	128,786,821
Small Cap Value	7,629,521	174,280,718	—	(23,256,979)	3,085,126	22,438,241	—	—	176,547,106
Strategic Income Opportunities	67,571,122	751,291,801	25,573,713	(7,869,832)	(69,647)	(6,723,777)	5,075,010	—	762,202,258
U.S. High Yield Bond	2,184,946	66,851,401	273,355	(42,790,396)	5,664,228	(5,264,996)	273,354	—	24,733,592
U.S. Sector Rotation	40,962,250	444,785,617	—	(18,601,109)	900,662	26,776,559	—	—	453,861,729
					$130,710,837	$219,438,519	$27,863,052	—	$10,301,542,972
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	2,340,611	$23,323,640	$1,124,549	—	—	$(480,332)	—	—	$23,967,857
Alternative Risk Premia	3,051,677	25,084,783	—	—	—	244,134	—	—	25,328,917
12	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Asia Pacific Total Return Bond	—	$53,534,256	—	$(53,107,046)	$3,761,539	$(4,188,749)	—	—	—
Blue Chip Growth	1,273,641	82,171,678	$10,881	(11,024,945)	2,289,672	(1,562,969)	—	—	$71,884,317
Bond	23,286,406	372,621,266	18,407,385	—	—	(13,556,007)	$2,880,208	—	377,472,644
Capital Appreciation	1,550,611	43,215,941	—	(11,598,638)	3,427,846	(4,048,430)	—	—	30,996,719
Capital Appreciation Value	13,262,872	138,039,616	9,281,065	(1,676,781)	19,939	5,798,159	—	—	151,461,998
Core Bond	30,493,345	388,354,018	17,805,158	—	—	(13,404,891)	133,211	—	392,754,285
Disciplined Value	2,442,101	55,155,100	—	(4,872,234)	815,590	7,316,603	—	—	58,415,059
Disciplined Value International	3,665,619	48,200,277	31,277	(852,474)	22,228	4,027,321	—	—	51,428,629
Diversified Real Assets	5,541,345	50,723,105	1,051,200	(937,623)	(58,576)	5,189,478	—	—	55,967,584
Emerging Markets Debt	19,399,061	145,484,129	41,095,333	(1,231,237)	(30,781)	(8,979,981)	1,704,194	—	176,337,463
Emerging Markets Equity	1,953,896	29,908,222	2,319,978	(3,631,348)	1,477,551	(824,582)	—	—	29,249,821
Equity Income	4,440,420	88,279,879	280,268	(6,840,235)	779,590	10,616,103	280,267	—	93,115,605
Floating Rate Income	16,885,800	102,219,166	35,827,841	(27,800)	(1,974)	1,121,760	1,099,557	—	139,138,993
Fundamental Global Franchise	3,112,938	34,777,219	4,873,066	(673,577)	7,298	1,017,241	—	—	40,001,247
Fundamental Large Cap Core	987,921	66,703,083	—	(4,771,104)	1,366,670	4,620,894	—	—	67,919,543
Global Equity	3,304,422	49,669,344	9,078	(6,577,477)	1,373,530	1,490,033	—	—	45,964,508
Global Shareholder Yield	3,218,936	35,765,771	1,292,575	(1,407,624)	47,641	2,285,078	264,421	—	37,983,441
High Yield	45,901,544	123,242,484	34,238,262	—	—	(497,466)	1,905,569	—	156,983,280
Infrastructure	1,118,091	15,415,906	186,936	(648,481)	139,461	503,546	24,169	—	15,597,368
International Dynamic Growth	1,027,934	15,105,977	1,228,188	(1,460,021)	405,404	(14,735)	—	—	15,264,813
International Growth	911,940	37,743,246	—	(4,451,802)	1,945,469	(592,329)	—	—	34,644,584
International Small Company	2,115,174	26,344,030	—	(1,528,199)	253,296	1,243,642	—	—	26,312,769
International Strategic Equity Allocation	10,345,080	115,833,149	—	(6,403,412)	739,065	3,109,829	—	—	113,278,631
Mid Cap Stock	2,084,516	58,421,698	920,418	(3,940,690)	196,754	1,767,703	—	—	57,365,883
Mid Value	3,438,153	65,085,250	578,699	(10,268,125)	2,885,018	6,115,769	—	—	64,396,611
Multi-Asset High Income	4,387,729	46,489,464	535,062	(250,840)	102	218,795	455,918	—	46,992,583
Multifactor Emerging Markets ETF	769,388	24,260,353	303,427	(2,211,253)	422,556	775,884	—	—	23,550,967
|	13

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Bond	8,832,347	$51,646,395	$37,397,129	—	—	$(278,438)	$452,115	—	$88,765,086
Short Duration Credit Opportunities	—	71,727,267	275,852	$(71,941,052)	$759,589	(821,656)	275,852	—	—
Small Cap Core	680,863	8,018,018	3,583,509	(1,012,415)	61,800	1,781,638	—	—	12,432,550
Small Cap Growth	1,341,084	34,092,274	384,786	(4,249,177)	1,330,425	1,794,445	—	—	33,352,753
Small Cap Value	1,589,241	41,855,870	170,123	(10,739,772)	1,486,497	4,002,317	—	—	36,775,035
Strategic Income Opportunities	22,950,406	258,567,798	3,088,916	(491,867)	(5,068)	(2,279,198)	1,732,103	—	258,880,581
U.S. High Yield Bond	786,326	25,070,917	98,377	(16,419,692)	1,603,942	(1,452,339)	98,376	—	8,901,205
U.S. Sector Rotation	7,546,624	85,218,287	—	(6,863,805)	376,092	4,886,015	—	—	83,616,589
					$27,898,165	$16,944,285	$11,305,960	—	$2,946,499,918
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	2,423,481	$24,838,236	$1,152,109	$(674,392)	$(10,433)	$(489,078)	—	—	$24,816,442
Alternative Risk Premia	3,173,695	26,087,771	—	—	—	253,896	—	—	26,341,667
Asia Pacific Total Return Bond	—	45,552,542	—	(45,188,789)	2,859,196	(3,222,949)	—	—	—
Blue Chip Growth	292,524	16,706,036	994,648	(1,313,728)	57,756	65,322	—	—	16,510,034
Bond	27,467,141	450,530,627	13,183,091	(2,195,576)	(61,145)	(16,214,649)	$3,458,478	—	445,242,348
Capital Appreciation	355,542	7,186,037	860,603	(749,325)	20,722	(210,756)	—	—	7,107,281
Capital Appreciation Value	5,191,570	72,044,623	691,326	(16,097,649)	792,438	1,856,986	—	—	59,287,724
Core Bond	35,563,660	464,617,634	11,107,142	(1,783,929)	(113,377)	(15,767,531)	155,128	—	458,059,939
Disciplined Value	587,407	14,217,582	368,644	(2,659,670)	443,992	1,680,228	—	—	14,050,776
Disciplined Value International	1,290,113	9,986,458	7,377,453	(218,426)	14,627	940,168	—	—	18,100,280
Diversified Real Assets	3,975,054	37,178,651	167,484	(950,816)	(65,437)	3,818,162	—	—	40,148,044
Emerging Markets Debt	19,236,691	132,063,813	51,935,875	(377,946)	(7,874)	(8,752,342)	1,671,265	—	174,861,526
Emerging Markets Equity	1,423,205	15,643,860	7,947,857	(2,227,810)	693,091	(751,624)	—	—	21,305,374
Equity Income	964,945	20,475,127	246,674	(3,152,870)	451,179	2,214,795	60,944	—	20,234,905
Floating Rate Income	16,547,764	110,046,900	25,956,534	(836,424)	(78,309)	1,264,876	1,103,073	—	136,353,577
Fundamental Global Franchise	1,378,298	16,662,713	1,181,762	(623,891)	8,946	481,595	—	—	17,711,125
14	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	152,108	$10,581,578	$98,369	$(1,184,295)	$328,875	$632,903	—	—	$10,457,430
Global Equity	1,523,566	22,699,920	73,396	(2,919,524)	734,144	604,863	—	—	21,192,799
Global Shareholder Yield	1,362,773	16,271,624	306,064	(1,526,616)	380,503	649,144	$112,601	—	16,080,719
High Yield	43,639,837	127,303,553	22,427,531	—	—	(482,841)	1,841,117	—	149,248,243
Infrastructure	3,090,161	43,619,502	707,604	(3,042,472)	428,219	1,394,889	68,073	—	43,107,742
International Dynamic Growth	346,420	5,205,413	631,349	(837,497)	165,850	(20,774)	—	—	5,144,341
International Growth	300,744	14,071,941	236,439	(3,402,430)	1,038,854	(519,553)	—	—	11,425,251
International Strategic Equity Allocation	6,272,265	69,937,850	518,277	(4,126,470)	439,008	1,912,638	—	—	68,681,303
Mid Cap Stock	766,480	21,261,097	1,068,327	(1,976,319)	97,160	643,271	—	—	21,093,536
Mid Value	1,250,481	23,855,004	375,614	(4,085,205)	831,489	2,444,598	—	—	23,421,500
Multi-Asset High Income	4,634,160	50,221,061	567,900	(1,394,685)	11,475	226,097	489,312	—	49,631,848
Multifactor Emerging Markets ETF	—	33,230	90	(36,643)	16,549	(13,226)	—	—	—
Short Duration Bond	9,958,223	64,031,853	37,049,779	(672,793)	(1,999)	(326,700)	541,277	—	100,080,140
Short Duration Credit Opportunities	—	74,262,810	283,682	(74,487,614)	640,553	(699,431)	283,682	—	—
Small Cap Growth	598,795	15,068,829	984,116	(2,585,444)	609,172	815,363	—	—	14,892,036
Small Cap Value	689,821	16,324,356	147,375	(2,854,988)	451,948	1,893,760	—	—	15,962,451
Strategic Income Opportunities	21,944,933	250,477,541	4,114,603	(4,864,996)	33,887	(2,222,192)	1,671,939	—	247,538,843
U.S. High Yield Bond	628,956	20,587,773	78,688	(13,673,740)	1,949,646	(1,822,581)	78,688	—	7,119,786
U.S. Sector Rotation	2,969,848	33,294,052	146,138	(2,611,136)	150,565	1,926,296	—	—	32,905,915
					$13,311,270	$(25,796,377)	$11,535,577	—	$2,318,114,925
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.
|	15